Accounts and Financing Receivable	10 Months Ended
Jan. 01, 2011
Accounts and Financing Receivable [Abstract]
Accounts and Financing Receivable
B. ACCOUNTS AND FINANCING RECEIVABLE

(Millions of Dollars)	2010	2009
Trade accounts receivable	$1,333.2	$486.4
Trade notes receivable	61.9	45.7
Other accounts receivables	78.3	31.8

Gross accounts and notes receivable	1,473.4	563.9

(Millions of Dollars)	2010	2009
Allowance for doubtful accounts	(56.3)	(31.9)

Accounts and notes receivable, net	$1,417.1	$532.0

Long-term trade notes receivable, net	$114.9	$93.2

Trade receivables are dispersed among a large number of retailers, distributors and industrial accounts in many countries. Adequate reserves have been established to cover anticipated credit losses. Long-term trade financing receivables are reported within Other assets in the Consolidated Balance Sheets. Financing receivables and long-term financing receivables are predominately related to certain security equipment leases with commercial businesses. Generally, the Company retains legal title to any equipment leases and bears the right to repossess such equipment in an event of default. All financing receivables are interest bearing and the Company has not classified any financing receivables as held-for-sale.
In December 2009, the Company entered into an accounts receivable sale program that was scheduled to expire on December 28, 2010. On December 13, 2010, the Company extended the term of that program for one year and the program is now scheduled to expire on December 12, 2011. According to the terms of that program the Company is required to sell certain of its trade accounts receivables at fair value to a wholly owned consolidated, bankruptcy-remote special purpose subsidiary (“BRS”). The BRS, in turn, must sell such receivables to a third-party financial institution (“Purchaser”) for cash and a deferred purchase price receivable. The Purchaser’s maximum cash investment in the receivables at any time is $100.0 million. The purpose of the program is to provide liquidity to the Company. The Company accounts for these transfers as sales under ASC 860 “Transfers and Servicing”. Receivables are derecognized from the Company’s consolidated balance sheet when the BRS sells those receivables to the Purchaser. The Company has no retained interests in the transferred receivables, other than collection and administrative responsibilities and its right to the deferred purchase price receivable. At January 1, 2011 the Company did not record a servicing asset or liability related to its retained responsibility, based on its assessment of the servicing fee, market values for similar transactions and its cost of servicing the receivables sold.
As of January 1, 2011 and January 2, 2010, $31.5 million and $35.2 million of net receivables were derecognized. Gross receivables sold amounted to $552.1 million ($492.9 million, net) for the year ended January 1, 2011. These sales resulted in a pre-tax loss of $1.4 million for the year ended January 1, 2011. Proceeds from transfers of receivables to the Purchaser totaled $495.3 million for the year ended January 1, 2011. Collections of previously sold receivables, including deferred purchase price receivables, and all fees, which are settled one month in arrears, resulted in payments to the Purchaser of $498.8 million for the year ended January 1, 2011. Servicing fees amounted to $0.3 million for the year ended January 1, 2011. The Company’s risk of loss following the sale of the receivables is limited to the deferred purchase price, which was $13.8 million at January 1, 2011 and $17.7 million at January 2, 2010. The deferred purchase price receivable will be repaid in cash as receivables are collected, generally within 30 days, and as such the carrying value of the receivable recorded approximates fair value. Delinquencies and credit losses on receivables sold in 2010 were less than $0.2 million for the year ended January 1, 2011. Cash inflows related to the deferred purchase price receivable totaled $174.4 million for the year ended January 1, 2011. All cash flows under the program are reported as a component of changes in accounts receivable within operating activities in the consolidated statements of cash flows since all the cash from the Purchaser is either: 1) received upon the initial sale of the receivable; or 2) from the ultimate collection of the underlying receivables and the underlying receivables are not subject to significant risks, other than credit risk, given their short-term nature.